EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS
10.	EQUITY METHOD INVESTMENTS

Equity method investments consist of the following:

		As of December 31,
	Notes	2012	2013
Nanjing Qingda Yongxin Culture Media Co., Ltd. (“Qingda Yongxin”)	(a)	$67	$68
Foshan Nanhai Guokai Digital TV Technology Co., Ltd. (“Nanhai Guokai”)	(b)	358	—
3DiJoy Corp. (“3DiJoy”)	(c)	—	—
Guangzhou Rujia Network Technology Co., Ltd., (“Rujia”)	(d)	2,591	2,624
Beijing Shibo Movie Technology Co., Ltd. (“Shibo Movie”)	(e)	648	489
Beijing Xinghe Union Media Co., Ltd. (“Xinghe Union”)	(f)	604	370

		$4,268	$3,551

(a)	In March 2007, the Group and Jiangsu Qingda Technology Co. Limited (“Jiangsu Qingda”), one of its customers, set up a joint venture Qingda Yongxin, in which the Group contributed cash of $103, representing 40% of equity interest in the joint venture. Jiangsu Qingda contributed cash of $155 representing 60% of equity interest in the joint venture.

The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

(b)	In July 2007, the Group acquired 51% equity interest in Nanhai Guokai from N-T Information Engineering at the cash consideration of $296. Nanhai Guokai is a company primarily engaged in research, development and sales of digital TV-related systems, software and products. A Japanese multinational company holds the remaining 49% equity interest in Nanhai Guokai.

The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over operating and financial policies of the investee. The Group controls three out of five seats in the board of directors of Nanhai Guokai. According to the article of association of Nanhai Guokai, two-thirds of directors’ approval is required for the appointment and dismissal of the general manager and vice general manager. Therefore the other shareholder has substantive rights to participate in significant operating decisions in Nanhai Guokai. Accordingly, the Group accounts for its investment in Nanhai Guokai using the equity method of accounting. In June 2013, Nanhai Guokai was dissolved. As a result, the Group received $355 from the dissolution of Nanhai Guokai.

(c)	In May 2010, the Group entered into a share subscription agreement to purchase 24% of equity interest in 3DiJoy with a consideration of $6,000. The Group had accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. 3DiJoy was experiencing financial difficulties in 2012 while it actively searching for the new capital injection for its operation. In the third quarter of 2012, 3DiJoy assessed that there was no alternative funding and due to the absence of further shareholders’ support, it did not expect to operate as a going concern and it laid off nearly half of the employees. As such, as of September 30, 2012 the Company performed the impairment analysis with the assistance of a third party valuer on the investment. The fair value of 3DiJoy decreased significantly below its carrying value and the decrease was other-than temporary. As a result, the Company did not expect to receive any return from this investment and concluded that a full impairment of $4,487 was recognized in 2012.

(d)	In June 2010, the Group acquired 34.45% of equity interest in Rujia through purchase of existing shares from a shareholder of Rujia and contribution to its capital increase, for a total consideration of $2,500. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee.

(e)	In February 2012, the Group and Beijing AirMedia Advertising Co., Ltd. (“AirMedia”), set up a joint venture Shibo Movie, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. On September 30, 2013, the Group signed a contract with AirMedia for the exchange for 50% equity interests in Shibo Movie held by AirMedia with its 50% equity interest in Xinghe Union. As of December 31, 2013, the transaction has not been completed since the registration with the Industry and Commerce Administrative Bureau (“ICAB”) for the equity interest transfer has not been completed and the articles of Shibo Movie and Xinghe Union have not been amended for the change of ownership.

(f)	In March 2012, the Group and Beijing AirMedia Advertising Co., Ltd., set up a joint venture Xinghe Union, in which the group contributed cash of $794, representing 50% of equity interest in joint venture. The Group has accounted for this long-term investment using equity method of accounting because the Group does not control the investee but has the ability to exercise significant influence over the operating and financial policies of the investee. As of December 31, 2013, the transaction has not been completed since the registration with the ICAB for the equity interest transfer has not been completed and the articles of Shibo Movie and Xinghe Union have not been amended for the change of ownership.

The aggregated financial information for the equity method investments as of and for the periods presented is summarized as follows:

	As of December 31,
	2012	2013

Total current assets	$9,434	$7,982
Total assets	10,111	8,640
Total current liabilities	2,040	1,615
Total liabilities	$2,063	$1,640

	For the years ended December 31,
	2011	2012	2013

Total net revenue	$1,628	$3,847	$2,646
Loss from operations	$(3,310)	$(1,750)	$(1,959)